Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories

5 Inventories

Inventories are stated at the lower of the average cost of acquisition or production and their net realizable value. In the case of finished products and work in progress, cost includes an appropriate share of production overheads based on normal operating capacity, such as purchased raw materials, livestock purchase costs, livestock grow out costs (primarily feed, livestock grower pay and catch and haul costs), labor, manufacturing and production overheads. Biological assets are reclassified to work in progress inventory at the time of slaughter based on their carrying amounts, which is historical cost as described in accounting policies in Note 6 - Biological assets.

	December 31, 2024	December 31, 2023
Finished products	3,018,302	3,096,459
Work in process	492,015	586,036
Raw materials	847,909	759,035
Supplies	657,763	659,700
	5,015,989	5,101,230

As of December 30, 2024 and 2023, the Company recognized the net recognized adjustments to the net realizable value of inventories, including additions and write-offs recorded in the cost of goods sold, in the amounts of US$(13,957) and US$6,097, respectively.